Long-Term Investments - Additional Information (Detail) $ in Thousands, shares in Millions		1 Months Ended		12 Months Ended
	Apr. 10, 2017 USD ($) shares	Oct. 31, 2017 USD ($) $ / lb shares	Sep. 30, 2016 USD ($) shares	Dec. 31, 2016 USD ($)
Long term investments - common shares held [Line Items]
Realized loss | $				$ (7,006)
Mines Management Inc [member]
Long term investments - common shares held [Line Items]
Disposal of investment | shares			2.5
Realized loss | $			$ 7,000
Common shares received | shares			0.6
Alexco Resource Corp [member]
Long term investments - common shares held [Line Items]
Common shares received | shares	3.0
Fair value of shares received | $	$ 5,000
Capstone mining corp [member] | Gold [member] | Minto [member]
Long term investments - common shares held [Line Items]
Common shares received | shares		6.8
Fair value of shares received | $		$ 8,000
Minimum market price of copper before Minto top up payment is required | $ / lb		2.50